TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
	December 31,
	2025	2024

Deferred tax assets:

Net operating loss carryforward	$162,180	$146,966
Research and development costs carryforward	13,684	16,896
Capital loss carryforward	3,082	2,899
Inventory provision	821	1,006
Accrued expenses	907	849
Property and equipment	719	603
Lease liabilities	6,789	5,305
Other	1,112	1,490

Total deferred tax assets	189,294	176,014

Valuation allowance	(183,522)	(170,647)

Deferred tax liabilities:

Right-of-use assets	(5,770)	(5,335)
Other	(2)	(32)

Total deferred tax liabilities	(5,772)	(5,367)

Net deferred tax	$-	$-

Summary of Loss Before Taxes on Income
	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$(68,151)	$(94,937)	$(125,228)
Foreign	527	347	2,416

Loss before taxes on income	$(67,624)	$(94,590)	$(122,812)

Summary of Income Taxes
	Year ended December 31,
	2025	2024	2023

Current	$171	$167	$642

Domestic (Israel)	71	104	131
Foreign	100	63	511

Income taxes	$171	$167	$642

Summary of Reconciliation of Effective Income Tax Rate
	Year ended December 31,
	2025	2024	2023

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.98)%	(4.37)%	(3.87)%
Effect of other permanent differences	(0.21)%	(0.15)%	(0.31)%
Change in valuation allowance	(19.04)%	(19.14)%	(27.71)%
Issuance costs	0.93%	0.36%	6.52%
Provision to return	-	-	0.24%
Capital losses	0.27%	1.06%	1.47%
Other adjustments	(0.22)%	(0.94)%	0.14%

Effective tax rate	(0.25)%	(0.18)%	(0.52)%